Summary of Significant Accounting Policies - Schedule of Allowance for Credit Losses (Details) - USD ($) $ in Thousands	9 Months Ended		12 Months Ended
	Sep. 28, 2025	Sep. 29, 2024	Dec. 29, 2024	Dec. 31, 2023
Schedule of Allowance for Credit Losses [Abstract]
Balance at beginning of period	$ (1,701)	$ (9,846)	$ (9,846)	$ (4,812)
Provision charged to earnings	(4,159)	(4,204)	(9,132)	(5,083)
Amounts written off, net of recoveries and other adjustments	1,048	1,041	17,277	49
Balance at end of period	$ (4,812)	$ (13,009)	$ (1,701)	$ (9,846)